Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Informations [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-14542
Entity Registrant Name	ASIA PACIFIC WIRE & CABLE CORPORATION LIMITED
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	15/Fl. B, No. 77, Sec. 2
Entity Address, Address Line Two	Dunhua South Road
Entity Address, City or Town	Taipei
Entity Address, Postal Zip Code	106
Entity Address, Country	TW
Title of 12(b) Security	Common Shares, par value 0.01 per share
Trading Symbol	APWC
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	20,616,227
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001026980
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Informations [Line Items]
Entity Address, Address Line One	15/Fl. B, No. 77, Sec. 2
Entity Address, Address Line Two	Dunhua South Road
Entity Address, City or Town	Taipei
Entity Address, Postal Zip Code	106
Entity Address, Country	TW
Contact Personnel Name	James Lu
City Area Code	886
Local Phone Number	2-27122558
Contact Personnel Email Address	james.lu@apwcc.com